Property, Plant and Equipment Disclosure	3 Months Ended
Nov. 30, 2017
Notes
Property, Plant and Equipment Disclosure

Note 4 – Property and Equipment

Property and Equipment consisted of the following at November 30, 2017, and August 31, 2017:

	11/30/17	8/31/17
Property Plant and Equipment	$ 282,427	$ 282,427
Less accumulated depreciation	(250,272)	(240,972)
Property and equipment, net	$ 32,155	$ 41,635

The Company depreciates its property and equipment using accelerated methods over lives of five or seven years.  In the three months ended November 30, 2017, and November 30, 2016, depreciation was $9,480 and $10,922, respectively.